Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Share Repurchases

Shares repurchased under the authorized programs were as follows:

	Year ended December 31,
	2014	2013	2012
Number of shares repurchased	7.0 million	9.3 million	10.7 million
Average price per share	$76.26	$55.59	$37.15
Total cost of repurchases (in millions)(1)	$537	$515	$397

(1)	Amount excludes transaction costs.

Summary Of Dividends Declared

In 2014, 2013 and 2012, the Executive Committee, acting on behalf of the Board of Directors, declared the following dividends:

	Declaration Date	Dividend Per Share	Record Date	Total Amount (in thousands)	Payment Date
Year ended December 31, 2014:
	February 5, 2014	$0.15	March 10, 2014	$19,602	March 27, 2014
	April 30, 2014	0.15	May 30, 2014	19,231	June 19, 2014
	July 30, 2014	0.18	August 27, 2014	22,944	September 17, 2014
	October 27, 2014	0.18	November 20, 2014	22,920	December 11, 2014
Year ended December 31, 2013:
	February 5, 2013	$0.13	March 11, 2013	$17,983	March 28, 2013
	April 24, 2013	0.13	May 30, 2013	17,638	June 19, 2013
	July 24, 2013	0.15	August 28, 2013	20,459	September 18, 2013
	October 28, 2013	0.15	November 21, 2013	19,680	December 12, 2013
Year ended December 31, 2012:
	February 9, 2012	$0.09	March 12, 2012	$12,204	March 30, 2012
	April 25, 2012	0.09	May 30, 2012	12,205	June 19, 2012
	July 25, 2012	0.13	August 28, 2012	18,061	September 18, 2012
	October 24, 2012	0.13	November 16, 2012	17,658	December 7, 2012
	December 7, 2012	0.52	December 17, 2012	70,295	December 28, 2012

Effects of Changes in Ownership Interest on Stockholders Equity

The following table shows the effects of the changes in noncontrolling interest on our equity for the respective periods, in thousands:

	2014	2013	2012
Net income attributable to Expedia, Inc.	$398,097	$232,850	$280,171
Transfers (to) from the noncontrolling interest due to:
Net increase in Expedia, Inc.’s paid-in capital for newly issued eLong shares and other equity activity	24,090	6,928	2,077

Net transfers from noncontrolling interest	24,090	6,928	2,077

Change from net income attributable to Expedia, Inc. and transfers from noncontrolling interest	$422,187	$239,778	$282,248